Stock-Based Compensation - Schedule of Stock Options Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding at the beginning of the year	52	125	177
Number of options, Exercised during the year	(16)	(72)	(52)
Number of options, Forfeited or expired during the year		(1)
Number of options, Outstanding and exercisable at year end	36	52	125
Weighted-average exercise price, Outstanding at the beginning of the year	$ 27.57	$ 28.13	$ 27.28
Weighted-average exercise price, Exercised during the year	$ 24.31	$ 28.44	$ 25.25
Weighted-average exercise price, Forfeited or expired during the year		$ 33.07
Weighted-average exercise price, Outstanding and exercisable at year end	$ 28.97	$ 27.57	$ 28.13